UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2012

Date of reporting period: December 31, 2011

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2011 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
COMMON STOCK
France — 13.1%
Air Liquide	181,281	$22,425
AXA SA	1,275,638	16,582
BNP Paribas	372,043	14,612
Gemalto NV	441,409	21,467
Legrand SA	847,036	27,239
Sanofi-Aventis SA	544,511	39,989
Technip SA	282,567	26,555
Vinci SA	193,132	8,438

		177,307

Germany — 11.3%
Bayer AG	308,869	19,746
Deutsche Post AG	1,718,319	26,417
Linde AG	230,129	34,233
Muenchener Rueckversicherungs AG	189,431	23,235
SAP AG	247,774	13,098
Siemens AG	389,067	37,228

		153,957

Greece — 0.7%
OPAP SA	1,108,683	9,799

Hong Kong — 1.6%
Yue Yuen Industrial Holdings Ltd.	6,972,533	22,041

Ireland — 1.9%
Ryanair Holdings PLC ADR [1]	583,900	16,267
Smurfit Kappa Group PLC [1]	1,589,258	9,610

		25,877

Italy — 0.9%
Snam Rete Gas SpA	2,768,587	12,203

Japan — 15.8%
Haseko Corp.	3,973,000	2,634
Honda Motor Co. Ltd.	945,700	28,860
JGC Corp.	1,362,000	32,714
KDDI Corp.	3,236	20,819
Sankyo Co. Ltd.	218,600	11,066
Shin-Etsu Chemical Co. Ltd.	290,400	14,305
SMC Corp.	146,100	23,584
Sony Financial Holdings Inc.	2,294,800	33,823
Tokyo Electron Ltd.	219,800	11,184
Toyota Motor Corp.	1,065,200	35,511

		214,500

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2011 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
Netherlands — 7.7%
Akzo Nobel NV	788,931	$38,143
PostNL NV	3,727,406	11,866
Reed Elsevier NV	3,861,372	45,008
TNT Express NV	1,230,899	9,197

		104,214

Singapore — 2.9%
SembCorp Industries Ltd.	1,316,000	4,110
SembCorp Marine Ltd.	5,838,000	17,196
Singapore Airlines Ltd.	2,371,000	18,574

		39,880

South Korea — 4.6%
Hyundai Heavy Industries Co. Ltd.	87,467	19,447
KT&G Corp.	621,079	43,639

		63,086

Spain — 3.7%
Banco Santander SA	1,584,745	12,038
Enagas	1,227,548	22,701
Tecnicas Reunidas SA	441,277	15,855

		50,594

Sweden — 1.3%
Skandinaviska Enskilda Banken AB, Class A	3,052,349	17,799

Switzerland — 10.5%
Givaudan SA	27,517	26,233
Novartis AG	720,294	41,201
Roche Holding AG	167,321	28,374
UBS AG	1,892,505	22,538
Zurich Financial Services AG	105,247	23,823

		142,169

United Kingdom — 22.8%
Aviva PLC	3,882,111	18,135
Balfour Beatty PLC	4,242,527	17,446
Barclays PLC	6,021,845	16,464
BP PLC	2,265,070	16,199
British American Tobacco PLC	1,028,581	48,808
Eurasian Natural Resources Corp. PLC	1,352,851	13,352
HSBC Holdings PLC	2,994,921	22,753
Michael Page International PLC	2,140,003	11,592
Petrofac Ltd.	853,902	19,109
Rexam PLC	4,172,845	22,863
Rio Tinto PLC	352,827	17,123
Rolls-Royce Group PLC	3,054,281	35,408
Tesco PLC	3,375,355	21,148

SCHEDULE OF INVESTMENTS (000)*(continued)

December 31, 2011 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
United Kingdom — (continued)
Vodafone Group PLC	10,430,729	$28,980

		309,380

Total Common Stock (Cost $1,465,021) — 98.8%		1,342,806

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.050% **	16,324,902	16,325

Total Short-Term Investment (Cost $16,325) — 1.2%		16,325

Total Investments — 100.0% (Cost $1,481,346) ‡		1,359,131

Other Assets in Excess of Liabilities — 0.0%		556

Net Assets — 100.0%		$1,359,687

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2011.
1	Non-income producing security.

ADR	American Depositary Receipt

‡	At December 31, 2011, the tax basis cost of the Fund’s investments was $1,481,346 and the unrealized appreciation and depreciation were $111,265 and ($233,480), respectively.

SCHEDULE OF INVESTMENTS (000)*(concluded)

December 31, 2011 (Unaudited)

Causeway International Value Fund

The following is a summary of the inputs used as of December 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2^	Level 3	Total
Common Stock
France	$177,307	$—	$—	$177,307
Germany	153,957	—	—	153,957
Greece	9,799	—	—	9,799
Hong Kong	22,041	—	—	22,041
Ireland	25,877	—	—	25,877
Italy	12,203	—	—	12,203
Japan	214,500	—	—	214,500
Netherlands	104,214	—	—	104,214
Singapore	39,880	—	—	39,880
South Korea	43,639	19,447	—	63,086
Spain	50,594	—	—	50,594
Sweden	17,799	—	—	17,799
Switzerland	142,169	—	—	142,169
United Kingdom	309,380	—	—	309,380

Total Common Stock	1,323,359	19,447	—	1,342,806
Short-Term Investment United States	16,325	—	—	16,325

Total Short-Term Investment	16,325	—	—	16,325

Total Investments in Securities	$1,339,684	$19,447	$—	$1,359,131

^	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-1500

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 21, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer

Date: February 21, 2012